Shareholder Report, Line Graph (Details) 197930_F-m Opportunistic Income ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Sep. 05, 2023	Aug. 31, 2026
F/m Opportunistic Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name				F/m Opportunistic Income ETF
Accumulated Value	$ 11,547	$ 11,093	$ 10,000	$ 11,930
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,176	$ 10,837	$ 10,000	$ 11,388